Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	May 31, 2024	May 31, 2024
C000236406 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.80%	22.80%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%	19.33%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	20.21%